OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS (Details) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Other current financial assets	$ 263,044,869	$ 195,470,749
Other non-current financial assets	94,852,711	296,632,012
Financial assets
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Other current financial assets	92,838,315	194,509,044
Other non-current financial assets	3,317,778	1,216,865
Financial assets at fair value
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Other current financial assets	170,206,554	961,705
Other non-current financial assets	75,297,737	281,337,127
Other financial assets measured at amortized cost
OTHER CURRENT AND NON-CURRENT FINANCIAL ASSETS
Other non-current financial assets	$ 16,237,196	$ 14,078,020